UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2006
                                                ------------------

Check here if Amendment [  ];  Amendment Number:
                                                ------------------
  This Amendment (Check only one.)   [  ] is a restatement.
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Abingdon Capital Management LLC
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Address:     1650 Tysons Boulevard, Suite 1575
             ---------------------------------
             McLean, VA 22102
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Form 13F File Number:  28- 11828
                           -----

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert Bryan Jacoboski
           ---------------------------------
Title:     Managing Member
           ---------------------------------
Phone:     703-269-3400
           ---------------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski                 McLean, VA             November 14, 2006
----------------------                 ----------            ------------------
    [Signature]                      [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:        ZERO
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Form 13F Information Table Entry Total:   22
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Form 13F Information Table Value Total:   294,009
                                          ----------------
                                          (thousands)



List of Other Included Managers:          NONE
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
Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
AMER INTL GROUP INC                COM     026874107  17,705   267,200  SH   SOLE         N/A         267,200     0       0
APACHE CORP                        COM     037411105  14,827   234,600  SH   SOLE         N/A         234,600     0       0
BAKER HUGHES INC                   COM     057224107  11,805   173,100  SH   SOLE         N/A         173,100     0       0
CHAMPION ENTERPRISES INC           COM     158496109   6,814   987,500  SH   SOLE         N/A         987,500     0       0
FIDELITY NATL INFORMATION SV       COM     31620M106  18,974   512,800  SH   SOLE         N/A         512,800     0       0
FEDERAL HOME LN MTG CORP           COM     313400301  15,017   226,400  SH   SOLE         N/A         226,400     0       0
GEVITY HR INC                      COM     374393106   9,752   428,100  SH   SOLE         N/A         428,100     0       0
HALLIBURTON CO                     COM     406216101  10,697   376,000  SH   SOLE         N/A         376,000     0       0
HOME DEPOT INC                     COM     437076102  14,417   397,500  SH   SOLE         N/A         397,500     0       0
JANUS CAP GROUP INC                COM     47102X105  15,261   773,900  SH   SOLE         N/A         773,900     0       0
KINGSWAY FINANCIAL SERVICES        COM     496904103   8,796   387,300  SH   SOLE         N/A         387,300     0       0
LOEWS CORP                  CAROLNA GP STK 540424207   8,896   160,600  SH   SOLE         N/A         160,600     0       0
MUELLER WTR PRODS INC              COM     624758108   9,194   629,300  SH   SOLE         N/A         629,300     0       0
NASH FINCH CO                      COM     631158102  13,831   587,800  SH   SOLE         N/A         587,800     0       0
NRG ENERGY INC                     COM     629377508  14,025   309,600  SH   SOLE         N/A         309,600     0       0
PEABODY ENERGY CORP                COM     704549104   9,695   263,600  SH   SOLE         N/A         263,600     0       0
SUPERVALU INC                      COM     868536103  27,225   918,200  SH   SOLE         N/A         918,200     0       0
THERMO ELECTRON CORP               COM     883556102  14,529   369,400  SH   SOLE         N/A         369,400     0       0
US AIRWAYS GROUP INC               COM     90341W108  15,032   339,100  SH   SOLE         N/A         339,100     0       0
WALTER INDS INC                    COM     93317Q105  13,380   313,500  SH   SOLE         N/A         313,500     0       0
WEATHERFORD INTERNATIONAL LT       COM     G95089101  11,390   273,000  SH   SOLE         N/A         273,000     0       0
YAHOO INC                          COM     984332106  12,749   504,300  SH   SOLE         N/A         504,300     0       0

                         -----------------------------------
                         TOTAL MARKET VALUE          294,009
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